Tax Expense (Benefit) - Summary of Major Components of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Current tax expense	$ 1,481	$ 978	$ 420
Deferred tax charge (Note 16)			452
Deferred tax credit (Note 16)	(1,770)	(5,377)
Tax expense (benefit)	$ (289)	$ (4,399)	$ 872